UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2008

1.805760.104

TCC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 34.1%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 12.2%
9/2/08 to 2/17/09	2.10 to 2.79% (c)	$ 3,964,150,000	$ 3,955,020,348
Federal Home Loan Bank - 14.2%
9/2/08 to 6/19/09	2.27 to 3.04 (c)	4,626,860,000	4,621,353,161
Freddie Mac - 7.7%
9/5/08 to 6/5/09	2.36 to 2.61 (c)	2,500,325,000	2,497,482,756
TOTAL FEDERAL AGENCIES			11,073,856,265
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
8/27/09	2.17 to 2.19	325,000,000	318,083,731
Time Deposits - 9.7%

ABN-AMRO Bank NV
9/2/08	1.90	500,000,000	500,000,000
JPMorgan Chase Bank
9/2/08	2.00	1,600,000,000	1,600,000,000
KBC Bank NV
9/2/08	2.00	250,000,000	250,000,000
RBS Citizens NA
9/2/08	2.00	440,000,000	440,000,000
Skandinaviska Enskilda Banken AB
9/2/08	2.00	350,000,000	350,000,000
TOTAL TIME DEPOSITS			3,140,000,000
Interfund Loans - 0.1%

With:
Fidelity Large Capital Stock Fund, at 2.25% due 9/1/08 (b)	1,521,000	1,521,000
Fidelity Select Natural Resources Portfolio, at 2.25% due 9/1/08 (b)	38,626,000	38,626,000
TOTAL INTERFUND LOANS		40,147,000
Repurchase Agreements - 55.2%
	Maturity Amount	Value
In a joint trading account at:
2.01% dated 8/29/08 due 9/2/08:
(Collateralized by U.S. Treasury Obligations) #	$ 969,150,484	$ 968,934,000
(Collateralized by U.S. Treasury Obligations) #	44,042,850	44,033,000
2.06% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	326,656,764	326,582,000
2.12% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	8,727,832,105	8,725,776,000
With:
Banc of America Securities LLC at 2.33%, dated 8/29/08 due 9/2/08:
(Collateralized by Corporate Obligation valued at $349,740,327, 11.25%, 2/4/17)	333,086,025	333,000,000
(Collateralized by Mortgage Loan Obligations valued at $120,056,670, 2.67% - 8.02%, 10/15/15 - 2/12/49)	112,028,933	112,000,000
Barclays Capital, Inc. at:
2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $635,410,577, 4.5% - 8%, 11/19/08 - 10/15/37)	605,152,931	605,000,000
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $1,106,985,901)	1,054,272,283	1,054,000,000
Citigroup Global Markets, Inc. at:
2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Mortgage Loan Obligations valued at $1,578,902,825, 0% - 10.25%, 4/15/12 - 10/20/57)	1,504,380,178	1,504,000,000
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $162,792,044, 6% - 8.13%, 5/1/09 - 6/15/38)	155,040,042	155,000,000
Credit Suisse First Boston, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $285,612,782)	272,070,267	272,000,000
Deutsche Bank Securities, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $1,742,400,005, 0% - 11.12%, 10/1/08 - 6/1/67)	1,659,428,575	1,659,000,000
Lehman Brothers, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $558,248,661)	530,136,917	530,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $858,674,741, 0% - 15.73%, 2/25/10 - 10/25/56)	$ 821,207,531	$ 821,000,000
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $880,026,820)	838,216,483	838,000,000
TOTAL REPURCHASE AGREEMENTS		17,948,325,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $32,520,411,996)		32,520,411,996
NET OTHER ASSETS - (0.1)%		(35,570,922)
NET ASSETS - 100%		$ 32,484,841,074
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$968,934,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 154,248,831
Banc of America Securities LLC	197,490,577
Deutsche Bank Securities, Inc.	419,704,014
ING Financial Markets LLC	98,745,289
J.P. Morgan Securities, Inc.	98,745,289
$ 968,934,000
$44,033,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 16,176,420
Banc of America Securities LLC	8,738,992
Barclays Capital, Inc.	12,254,864
Deutsche Bank Securities, Inc.	6,862,724
$ 44,033,000
Repurchase Agreement / Counterparty	Value
$326,582,000 due 9/02/08 at 2.06%
Banc of America Securities LLC	$ 203,118,073
ING Financial Markets LLC	123,463,927
$ 326,582,000
$8,725,776,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 252,871,100
Banc of America Securities LLC	683,596,053
Bank of America, NA	2,528,710,996
Barclays Capital, Inc.	4,551,666,137
Greenwich Capital Markets, Inc.	252,871,100
ING Financial Markets LLC	329,625,064
RBC Capital Markets Corp.	126,435,550
$ 8,725,776,000
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,520,411,996	$ 40,147,000	$ 32,480,264,996	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $32,520,411,996.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2008

1.805745.104

MCC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Alabama - 0.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 2.55%, VRDN (a)	$ 10,000,000	$ 10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 2.15% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	1,700,000	1,700,000
		18,000,000
Alaska - 2.9%
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) Series 2001, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	54,900,000	54,900,000
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series B, 2.6%, VRDN (a)	4,300,000	4,300,000
(Exxon Pipeline Co. Proj.) Series 1993 A, 2.5%, VRDN (a)	4,000,000	4,000,000
		63,200,000
Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 2.03%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,965,000	2,965,000
		7,165,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 2.05%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 1.87% (Liquidity Facility Citibank NA) (a)(b)(c)	1,745,000	1,745,000
		2,745,000
California - 1.6%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2002 B, 2.6% (FSA Insured), VRDN (a)(b)	5,900,000	5,900,000
Series 2005 H, 2.67% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	25,000,000	25,000,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 2.23%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 37A, 1.9% (FSA Insured), VRDN (a)(b)	$ 1,700,000	$ 1,700,000
Second Series 37B, 1.9% (FSA Insured), VRDN (a)(b)	1,620,000	1,620,000
		35,645,000
Colorado - 0.4%
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B3, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000,000	4,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 2.15%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2007 A2, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	2,100,000	2,100,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 2.1% (Liquidity Facility Morgan Stanley) (a)(b)(c)	888,500	888,500
		7,988,500
Delaware - 0.6%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 2.45%, VRDN (a)(b)	4,800,000	4,800,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.7%, VRDN (a)	5,700,000	5,700,000
Series 1999 A, 1.8%, VRDN (a)	500,000	500,000
Series 1999 B, 1.95%, VRDN (a)(b)	1,100,000	1,100,000
		12,100,000
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 1.9% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,600,000	1,600,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series DB 505, 1.91% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,855,000	3,855,000
Series EGL 07 0025, 2.11% (Liquidity Facility Citibank NA) (a)(b)(c)	1,880,000	1,880,000
Series EGL 07 0026, 2.03% (Liquidity Facility Bayerische Landesbank) (a)(b)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN: - continued
Series PT 4205, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,395,000	$ 5,395,000
Series Putters 1691, 2.07% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	480,000	480,000
		14,310,000
Florida - 6.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 2.42%, LOC Bank of America NA, VRDN (a)	9,540,000	9,540,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 2.15%, LOC Bank of America NA, VRDN (a)(b)	2,890,000	2,890,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 2.65%, VRDN (a)	3,100,000	3,100,000
Florida Dept. of Envir. Protection Rev. Participating VRDN Series Merlots D144, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(c)	5,495,000	5,495,000
Florida Hsg. Participating VRDN Series Clipper 07 49, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,240,000	2,240,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Heather Glenn Apts. Proj.) Series H, 2.02%, LOC Fannie Mae, VRDN (a)(b)	6,660,000	6,660,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 2.09%, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 2.15%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2004, 2.45%, LOC Bank of America NA, VRDN (a)	27,500,000	27,500,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 2.29%, VRDN (a)	1,700,000	1,700,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.95%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,500,000	2,500,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series BA 08 1145, 2.02% (Liquidity Facility Bank of America NA) (a)(b)(c)	13,500,000	13,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev. Participating VRDN: - continued
Series EGL 07 0126, 1.95% (Liquidity Facility Citibank NA) (a)(b)(c)	$ 2,765,000	$ 2,765,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 2.15%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 2.02%, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 2.02%, LOC Fannie Mae, VRDN (a)(b)	2,045,000	2,045,000
Orlando Tourist Dev. Tax Rev. Participating VRDN Series Putters 2860, 2.34% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,250,000	9,250,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,450,000	5,450,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) Series 2001 A, 2%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) Series 2004, 1.94%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,740,000	7,740,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 2%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
		131,330,000
Georgia - 4.0%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 2.45%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Series 2005 B, 2.45%, LOC Bank of America NA, VRDN (a)	5,245,000	5,245,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 2%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
Second Series 1998, 2.6%, VRDN (a)(b)	15,600,000	15,600,000
Second Series 2007, 2.85%, VRDN (a)(b)	3,300,000	3,300,000
Third Series 2007, 2.85%, VRDN (a)(b)	2,200,000	2,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 1996, 2.35%, VRDN (a)	16,900,000	16,900,000
Third Series 1994, 2.35%, VRDN (a)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.98%, LOC Regions Bank of Alabama, VRDN (a)(b)	$ 12,950,000	$ 12,950,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) Series 1997, 2.1%, LOC Comerica Bank, Detroit, VRDN (a)(b)	735,000	735,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 2.85%, VRDN (a)(b)	1,200,000	1,200,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 1.98% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,650,000	1,650,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Healthcare Proj.) Series 2008 B, 1.81%, LOC Landesbank Baden-Wuert, VRDN (a)	8,000,000	8,000,000
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,100,000	1,100,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) Series 2002, 2%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,845,000	1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 2%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,800,000	1,800,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 3.5%, VRDN (a)(b)	1,100,000	1,100,000
		87,175,000
Hawaii - 0.3%
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,080,000	7,080,000
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) Series 2005, 2.8% (FSA Insured), VRDN (a)	4,030,000	4,030,000
Illinois - 5.7%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 2.03%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Board of Ed.:
Participating VRDN Series Putters 2391, 1.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,470,000	4,470,000
Series 2004 C1, 2.6% (FSA Insured), VRDN (a)	15,480,000	15,480,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 08 2362, 2.09% (Liquidity Facility Morgan Stanley) (a)(c)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series MT 53, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	$ 2,300,000	$ 2,300,000
Series Putters 653Z, 2.64% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,195,000	6,195,000
Series ROC II R 239, 2.27% (Liquidity Facility Citibank NA) (a)(b)(c)	15,620,000	15,620,000
Cook County Gen. Oblig. Series 2004 E, 1.9% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	2,600,000	2,600,000
Illinois Fin. Auth. Rev. (Northwestern Univ. Proj.) Series A, 1.8%, VRDN (a)	5,200,000	5,200,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 2.52%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 2.35%, LOC JPMorgan Chase Bank, VRDN (a)	4,020,000	4,020,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C, 1.84% (Liquidity Facility Bank of America NA) (a)(c)	1,750,000	1,750,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	8,385,000	8,385,000
Will County Exempt Facilities Rev.:
(BP Amoco Chemical Co. Proj.):
Series 2000, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	4,700,000	4,700,000
Series 2001, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
Series 2002, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2003, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	7,300,000	7,300,000
(ExxonMobil Corp. Proj.) Series 2001, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	26,815,000	26,815,000
		124,350,000
Indiana - 2.4%
Indiana Bond Bank Rev. Participating VRDN Series DB 565, 2% (Liquidity Facility Deutsche Bank AG) (a)(c)	1,000,000	1,000,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series A, 1.85%, LOC Barclays Bank PLC, VRDN (a)(b)	3,100,000	3,100,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,890,000	3,890,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	70,000	70,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2000, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	$ 3,900,000	$ 3,900,000
(BP PLC Proj.):
Series 2002 C, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Series 2005, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	23,700,000	23,700,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) Series 1999, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	8,940,000	8,940,000
		52,200,000
Iowa - 0.6%
Iowa Fin. Auth. Series 2003 F, 1.92% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	1,100,000	1,100,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 2.2%, VRDN (a)(b)	12,000,000	12,000,000
		13,100,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 2.17%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kentucky - 4.3%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 2.02%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 2.05%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(b)	5,100,000	5,100,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 547, 2% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	180,000	180,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 2.7% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	$ 63,800,000	$ 63,800,000
Series 1999 B, 2.45% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
		93,820,000
Louisiana - 4.0%
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,885,000	3,885,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 2.18% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	803,000	803,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 2.05%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 2.7%, VRDN (a)(b)	7,000,000	7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 2.7%, VRDN (a)(b)	27,000,000	27,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 2.52%, VRDN (a)(b)	24,900,000	24,900,000
Series 1993, 2.7%, VRDN (a)(b)	7,840,000	7,840,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 2.83%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 2.83%, VRDN (a)(b)	3,700,000	3,700,000
Series 1995, 2.83%, VRDN (a)(b)	3,050,000	3,050,000
		86,328,000
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Univ. Proj.) Series 2005 A, 1.8%, VRDN (a)	5,000,000	5,000,000
Montgomery County Gen. Oblig. Series 2006 A, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,350,000	7,350,000
		12,350,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 1.3%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series B, 2.55% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 2,900,000	$ 2,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Northeastern Univ. Proj.) Series 2008 Q, 2.4%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(Stonehill College Proj.) Series 2008 K, 2.4%, LOC Bank of America NA, VRDN (a)	20,160,000	20,160,000
		28,060,000
Michigan - 1.1%
Detroit Wtr. Supply Sys. Rev. Series B, 2.65% (FSA Insured), VRDN (a)	4,100,000	4,100,000
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series E, 2.35% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	2,500,000	2,500,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Projs.) Series 2002, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)	2,600,000	2,600,000
Portage Pub. Schools Participating VRDN Series BA 08 3030X, 1.96% (Liquidity Facility Bank of America NA) (a)(c)	5,000,000	5,000,000
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 1.98%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	10,600,000	10,600,000
		24,800,000
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series RBC 08 E9, 1.9% (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 2.1%, LOC Fannie Mae, VRDN (a)(b)	1,350,000	1,350,000
		5,350,000
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 1.85%, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 1.9%, LOC Bank of America NA, VRDN (a)	3,860,000	3,860,000
		13,460,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - 1.8%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 2.15%, LOC Fannie Mae, VRDN (a)(b)	$ 10,000,000	$ 10,000,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 2.35% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,900,000	17,900,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series FRRI 03 L5J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,160,000	4,160,000
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 C, 2.05%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,850,000	2,850,000
Series 1994, 2.15%, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.) Series B, 2.65%, LOC LaSalle Bank NA, VRDN (a)(b)	4,815,000	4,815,000
		40,225,000
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series PA 1406R, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,170,000	2,170,000
Nebraska - 0.4%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 2.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(b)(c)	1,070,000	1,070,000
Series 2002 C, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,155,000	1,155,000
Series 2007 B, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,200,000	1,200,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.05%, VRDN (a)(b)	2,200,000	2,200,000
		7,625,000
Nevada - 1.6%
Clark County Arpt. Rev. Series 2008 C3, 1.93%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2006 B, 2.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 2,700,000	$ 2,700,000
Series 2006 C, 2.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	26,900,000	26,900,000
		35,800,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 2.45%, LOC TD Banknorth, N.A., VRDN (a)	6,740,000	6,740,000
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 3, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,759,000	1,759,000
Series Merlots 02 A4, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(b)(c)	540,000	540,000
		9,039,000
New Mexico - 2.6%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 2.6%, LOC Barclays Bank PLC, VRDN (a)	25,400,000	25,400,000
Series 1994 C, 2.27%, LOC Barclays Bank PLC, VRDN (a)(b)	9,400,000	9,400,000
New Mexico Edl. Assistance Foundation:
Series 2008 A1, 2.05%, LOC Bank of America NA, VRDN (a)(b)	13,100,000	13,100,000
Series 2008 A2, 1.95%, LOC Royal Bank of Canada, VRDN (a)(b)	3,000,000	3,000,000
Series 2008 A3, 1.95%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	4,700,000	4,700,000
		55,600,000
New York - 7.0%
New York City Gen. Oblig.:
Series 2006 H1, 2.3%, LOC Dexia Cr. Local de France, VRDN (a)	12,240,000	12,240,000
Series 2008 L5, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	34,700,000	34,700,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (a)(b)	7,900,000	7,900,000
(West End Towers Proj.) Series 2004 A, 1.95%, LOC Fannie Mae, VRDN (a)(b)	26,000,000	26,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 AA2, 2.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 8,725,000	$ 8,725,000
Series F1, 2.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,070,000	16,070,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 2F, 2.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	2,000,000	2,000,000
Series 2003 C2, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,600,000	5,600,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 2%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(Bowery Place Hsg. Proj.) Series A, 1.81%, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G2, 2.5%, LOC BNP Paribas SA, VRDN (a)	5,250,000	5,250,000
		152,285,000
New York & New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 1.86% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,700,000	8,700,000
Non State Specific - 0.2%
Multi-state Hsg. Participating VRDN:
Series Clipper 07 14, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	546,000	546,000
Series Clipper 07 47, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	382,000	382,000
Series Clipper 07 52, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,843,000	3,843,000
		4,771,000
North Carolina - 2.2%
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) Series 2000, 2%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,430,000	6,430,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,450,000	1,450,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN: - continued
Series ROC II R 11482, 1.87% (Liquidity Facility Citibank NA) (a)(b)(c)	$ 5,000,000	$ 5,000,000
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 2.45%, LOC Bank of America NA, VRDN (a)	24,525,000	24,525,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 2%, LOC SunTrust Banks, Inc., VRDN (a)(b)	10,000,000	10,000,000
		47,405,000
North Dakota - 0.6%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 2.45%, LOC LaSalle Bank NA, VRDN (a)	12,375,000	12,375,000
Ohio - 5.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 2.35%, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 2.2%, VRDN (a)(b)	14,500,000	14,500,000
Series 2007 B, 2.2%, VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 2.2%, VRDN (a)(b)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 2.03%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.8%, VRDN (a)	2,000,000	2,000,000
(FirstEnergy Generation Corp. Proj.) Series B, 2.35%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BA 01 I, 2.02% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,050,000	1,050,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 N, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,500,000	8,500,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1999, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	13,300,000	13,300,000
Series 2001, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	13,700,000	13,700,000
(BP Products NA, Inc. Proj.):
Series 2002, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	12,050,000	12,050,000
Series 2004, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	15,700,000	15,700,000
		108,600,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 0.2%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$ 3,298,572	$ 3,298,572
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 2.33%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 2.15%, LOC Bank of America NA, VRDN (a)(b)	1,625,000	1,625,000
		3,025,000
Pennsylvania - 3.1%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,625,000	3,625,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 1.95%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Central York School District Series 2005, 1.86% (FSA Insured), VRDN (a)	3,810,000	3,810,000
Chester County Intermediate Unit Rev. Series 2003, 1.89%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,500,000	1,500,000
Dallastown Area School District York County Series 2008, 2.1% (FSA Insured), VRDN (a)	1,800,000	1,800,000
Easton Area School District Series 2008, 2.1% (FSA Insured), VRDN (a)	4,405,000	4,405,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 2.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,090,000	3,090,000
(FirstEnergy Corp. Proj.) Series A, 1.88%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 1.88%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,000,000	2,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Series 2004 D3, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 2.28% (FSA Insured), VRDN (a)(b)	5,300,000	5,300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 06 B15, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(b)(c)	$ 1,000,000	$ 1,000,000
Series 2002 74A, 2.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,500,000	5,500,000
Series 2004 81C, 2.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,140,000	3,140,000
Series 2004 84C, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	2,800,000	2,800,000
Series 2006 92B, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	8,500,000	8,500,000
Series 2008 102C, 1.85% (Liquidity Facility Bank of America NA), VRDN (a)(b)	2,000,000	2,000,000
Philadelphia Arpt. Rev. Participating VRDN Series DB 495, 1.93% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	2,865,000	2,865,000
		67,685,000
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 1.75%, LOC Bank of America NA, VRDN (a)	1,050,000	1,050,000
South Carolina - 1.9%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 2.7%, VRDN (a)(b)	10,200,000	10,200,000
Series 2003, 2.7%, VRDN (a)(b)	4,400,000	4,400,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 2.05%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 2.83%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series ROC II R 398, 2.04% (Liquidity Facility Citibank NA) (a)(b)(c)	2,005,000	2,005,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) Series 2001, 2%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,110,000	5,110,000
(Cedarwoods Apts. Proj.) Series 2001, 2%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,280,000	5,280,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (a)(b)	1,000,000	1,000,000
		41,995,000
Municipal Securities - continued
	Principal Amount	Value
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 2.02% (Liquidity Facility Bank of America NA) (a)(b)(c)	$ 560,000	$ 560,000
Series LB 06 P41, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,200,000	2,200,000
		2,760,000
Tennessee - 4.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 2.45%, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
Series 2004, 2.45%, LOC Bank of America NA, VRDN (a)	7,850,000	7,850,000
Series 2005, 2.45%, LOC Bank of America NA, VRDN (a)	6,565,000	6,565,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.94%, LOC Rabobank Nederland, VRDN (a)(b)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 2.45%, LOC Bank of America NA, VRDN (a)	2,750,000	2,750,000
Series 2004, 2.45%, LOC Bank of America NA, VRDN (a)	45,090,000	45,090,000
Series 2006, 2.45%, LOC Bank of America NA, VRDN (a)	2,275,000	2,275,000
Sevier County Pub. Bldg. Auth. Rev.:
Series IV A2, 2.5% (FSA Insured), VRDN (a)	12,445,000	12,445,000
Series IV B1, 2.5% (FSA Insured), VRDN (a)	20,180,000	20,180,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	810,000	810,000
		105,165,000
Texas - 17.4%
Austin Arpt. Sys. Rev. Series 2005 2, 2.19% (FSA Insured), VRDN (a)(b)	3,925,000	3,925,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 2.03%, LOC Citibank NA, VRDN (a)(b)	2,500,000	2,500,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
2.75%, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
2.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,500,000	6,500,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,500,000	2,500,000
Clear Creek Independent School District Participating VRDN Series MS 2832, 1.92% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 2.27% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	$ 21,000,000	$ 21,000,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 2.7%, VRDN (a)(b)	33,680,000	33,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 2.7%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Series 2004, 2.7%, LOC Calyon Sa, VRDN (a)(b)	16,600,000	16,600,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 2.7%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	40,200,000	40,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 2.05% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.):
Series 1998, 2.7%, VRDN (a)(b)	2,500,000	2,500,000
Series 2001, 2.7%, VRDN (a)(b)	2,300,000	2,300,000
(BP Amoco Chemical Co. Proj.) Series 2003, 2.7%, VRDN (a)(b)	3,000,000	3,000,000
(Exxon Mobil Proj.) Series 2000, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,000,000	2,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 2.7%, VRDN (a)(b)	4,400,000	4,400,000
Series 1994, 2.7%, VRDN (a)(b)	11,200,000	11,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.):
Series 1994, 2.55%, VRDN (a)(b)	4,800,000	4,800,000
Series 1995, 2.55% (BP PLC Guaranteed), VRDN (a)(b)	24,800,000	24,800,000
Harlandale Independent School District Participating VRDN Series Putters 524, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,650,000	2,650,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 2.35% (FSA Insured), VRDN (a)	11,300,000	11,300,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 2.45%, VRDN (a)(b)	6,000,000	6,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 2.3%, VRDN (a)	14,140,000	14,140,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C43, 2.02% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,095,000	5,095,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District Participating VRDN Series Putters 699, 2.14% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 1,670,000	$ 1,670,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	45,955,000	45,955,000
(Onyx Envir. Svcs. Proj.) Series 2003, 2.15%, LOC Bank of America NA, VRDN (a)(b)	900,000	900,000
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 A, 1.98%, LOC DEPFA BANK PLC, VRDN (a)(b)	1,400,000	1,400,000
Series 2008 B, 1.98%, LOC DEPFA BANK PLC, VRDN (a)(b)	2,700,000	2,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 2.15%, VRDN (a)(b)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 2.8% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 2.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,200,000	9,200,000
Series 2006, 2.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,990,000	1,990,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2007 A, 2.03% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	3,000,000	3,000,000
Texas Gen. Oblig. Participating VRDN:
Series DB 448, 1.91% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	2,900,000	2,900,000
Series EGL 07 82, 1.78% (Liquidity Facility Bayerische Landesbank) (a)(c)	29,300,000	29,300,000
Series Putters 2510, 1.87% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	5,060,000	5,060,000
		377,960,000
Utah - 0.4%
Utah Transit Auth. Sales Tax Rev. Series B, 2.45%, LOC Fortis Banque SA, VRDN (a)	8,890,000	8,890,000
Virginia - 1.9%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 A, 2%, LOC DEPFA BANK PLC, VRDN (a)(b)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 1.8% (Liquidity Facility Bank of America NA), VRDN (a)	$ 4,400,000	$ 4,400,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 2.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	7,545,000	7,545,000
Series 1996 A, 2.62%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	5,900,000	5,900,000
Series 1997, 2.62%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	3,400,000	3,400,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 2.41%, LOC Bank of America NA, VRDN (a)	6,660,000	6,660,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series LB 08 K19W, 4.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,000,000	1,000,000
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series LB 08 K13W, 2.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,610,000	4,610,000
		40,715,000
Washington - 5.6%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(b)(c)	2,400,000	2,400,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 2.7%, VRDN (a)(b)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 2.7% (BP PLC Guaranteed), VRDN (a)(b)	2,000,000	2,000,000
Series 2003, 2.7%, VRDN (a)(b)	2,700,000	2,700,000
Port of Seattle Rev.:
Participating VRDN Series PT 3475, 1.92% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	2,700,000	2,700,000
Series 2005, 1.95%, LOC Fortis Banque SA, VRDN (a)(b)	2,000,000	2,000,000
Series 2008, 1.85%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	6,115,000	6,115,000
Port of Tacoma Rev.:
Series 2008 B, 1.95%, LOC Bank of America NA, VRDN (a)(b)	8,200,000	8,200,000
Series 2008, 2.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	47,130,000	47,130,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 2.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 9,145,000	$ 9,145,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 1.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,355,000	3,355,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Columbia Heights Proj.) Series A, 1.97%, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,045,000	9,045,000
(Silver Creek Retirement Proj.) Series A, 1.97%, LOC Wells Fargo Bank NA, VRDN (a)(b)	12,240,000	12,240,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 2.4%, LOC Bank of America NA, VRDN (a)	12,570,000	12,570,000
		122,500,000
West Virginia - 0.9%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.9%, LOC Deutsche Bank AG, VRDN (a)(b)	18,300,000	18,300,000
Series 1990 B, 2.1%, LOC Deutsche Bank AG, VRDN (a)(b)	815,000	815,000
		19,115,000
Wisconsin - 0.0%
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 1.92% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	65,000	65,000
Wyoming - 2.2%
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 B, 2.55%, VRDN (a)(b)	10,500,000	10,500,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 2.3%, VRDN (a)	36,755,000	36,755,000
		47,255,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,177,460,397)		2,177,460,397
NET OTHER ASSETS - 0.1%		1,109,494
NET ASSETS - 100%		$ 2,178,569,891
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,177,460,397	$ -	$ 2,177,460,397	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,177,460,397.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

August 31, 2008

1.805768.104

CCC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 36.9%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 12.4%
9/2/08 to 2/17/09	2.10 to 2.79% (b)	$ 2,486,562,000	$ 2,479,815,891
Federal Home Loan Bank - 15.0%
9/2/08 to 6/19/09	2.27 to 3.04 (b)	3,017,450,000	3,013,852,343
Freddie Mac - 9.5%
9/5/08 to 6/5/09	2.15 to 2.61 (b)	1,900,425,000	1,897,771,008
TOTAL FEDERAL AGENCIES			7,391,439,242
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
8/27/09	2.17 to 2.19	200,000,000	195,743,834
Repurchase Agreements - 62.2%
	Maturity Amount
In a joint trading account at:
2.06% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 410,145,873	410,052,000
2.12% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	3,262,520,585	3,261,752,000
With:
Banc of America Securities LLC at 2.31%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at:
$157,540,338, 0% - 7.85%, 11/15/08 - 12/31/49)	150,038,417	150,000,000
$879,075,084, 2.29% - 14%, 9/1/08 - 5/15/67)	837,214,365	837,000,000
Barclays Capital, Inc. at 2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $1,036,611,967, 4.69% - 9.88%, 11/14/08 - 6/12/77)	987,249,492	987,000,000
BNP Paribas Securities Corp. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $164,892,586, 5.51% - 7.08%, 2/14/11 - 6/1/16)	157,040,558	157,000,000
Credit Suisse First Boston, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $1,036,397,081)	987,254,975	987,000,000
Deutsche Bank Securities, Inc. at 2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $1,031,284,860, 3.3% - 8.75%, 2/6/12 - 12/29/49)	987,249,492	987,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $773,851,235, 3.53% - 18%, 9/15/08 - 2/1/29)	$ 737,190,392	$ 737,000,000
Lehman Brothers, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $1,036,477,705)	987,254,975	987,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.28%, dated 8/29/08 due 9/2/08 (Collateralized by Mortgage Loan Obligations valued at $1,036,350,979, 0.37% - 11.7%, 8/30/13 - 2/17/52)	987,249,492	987,000,000
Morgan Stanley & Co. at 2.36%, dated 8/29/08 due 9/2/08:
(Collateralized by Equity Securities valued at $446,337,664)	425,111,208	425,000,000
(Collateralized by Mortgage Loan Obligations valued at $590,248,972, 0% - 15.37%, 11/1/08 - 5/23/51)	551,144,178	551,000,000
Wachovia Securities, Inc. at 2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Commercial Paper Obligations valued at:
$499,679,051, 9/3/08 - 9/22/08)	485,125,292	485,000,000
$515,133,042, 9/2/08 - 11/26/08)	500,129,167	500,000,000
TOTAL REPURCHASE AGREEMENTS		12,448,804,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $20,035,987,076)		20,035,987,076
NET OTHER ASSETS - (0.1)%		(22,828,927)
NET ASSETS - 100%		$ 20,013,158,149
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement /Counterparty	Value
$410,052,000 due 9/02/08 at 2.06%
Banc of America Securities LLC	$ 255,032,341
ING Financial Markets LLC	155,019,659
$ 410,052,000
$3,261,752,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 94,524,867
Banc of America Securities LLC	255,532,665
Bank of America, NA	945,248,669
Barclays Capital, Inc.	1,701,442,499
Greenwich Capital Markets, Inc.	94,524,867
ING Financial Markets LLC	123,216,000
RBC Capital Markets Corp.	47,262,433
$ 3,261,752,000
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,035,987,076	$ -	$ 20,035,987,076	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $20,035,987,076.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2008

1.805752.104

TFC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Alabama - 0.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 2.35%, VRDN (b)	$ 3,200,000	$ 3,200,000
Health Care Auth. for Baptist Health Series 2006 C, 1.85%, LOC Regions Bank of Alabama, VRDN (b)	2,015,000	2,015,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 2.35%, VRDN (b)	3,200,000	3,200,000
		8,415,000
Alaska - 7.2%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2001, 2.5% (BP PLC Guaranteed), VRDN (b)	4,500,000	4,500,000
Series 2003 A, 2.6%, VRDN (b)	14,600,000	14,600,000
Series B, 2.6%, VRDN (b)	1,900,000	1,900,000
Series C, 2.6%, VRDN (b)	28,600,000	28,600,000
(ConocoPhillips Proj.) Series 1994 B, 1.75%, VRDN (b)	24,900,000	24,900,000
		74,500,000
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series EGL 06 14 Class A, 1.8% (Liquidity Facility Citibank NA) (b)(c)	2,400,000	2,400,000
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series 2000, 1.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,100,000	8,100,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 1.9% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	2,095,000	2,095,000
		10,195,000
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 2.65% (FSA Insured), VRDN (b)	7,800,000	7,800,000
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 1.92%, LOC Bank of America NA, VRDN (b)	5,955,000	5,955,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 2.35%, LOC Wachovia Bank NA Charlotte, VRDN (b)	2,950,000	2,950,000
		16,705,000
Florida - 9.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2002 A, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.): - continued
Series 2003 A, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	$ 5,300,000	$ 5,300,000
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2003, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	1,200,000	1,200,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 2.42%, LOC Bank of America NA, VRDN (b)	1,900,000	1,900,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 2.65%, VRDN (b)	6,320,000	6,320,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.86% (Liquidity Facility Wells Fargo & Co.) (b)(c)	3,600,000	3,600,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,200,000	1,200,000
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) Series 2006, 1.9%, LOC Bank of America NA, VRDN (b)	4,800,000	4,800,000
Jacksonville Econ. Dev. Commission Healthcare Rev. (Methodist Hosp. Proj.) Series 2005, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	2,385,000	2,385,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 2.42%, LOC Bank of America NA, VRDN (b)	15,850,000	15,850,000
Series 2004, 2.45%, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.4%, VRDN (b)	7,900,000	7,900,000
Miami-Dade County Edl. Facilities Rev. (Florida Memorial College Proj.) Series 2003, 1.9%, LOC Bank of America NA, VRDN (b)	1,325,000	1,325,000
Miami-Dade County Indl. Dev. Auth. Rev. (Carrollton School Proj.) Series 1999, 1.84%, LOC SunTrust Banks, Inc., VRDN (b)	2,000,000	2,000,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 2007 A2, 2.65% (FSA Insured), VRDN (b)	13,490,000	13,490,000
Series 2008 F, 1.8%, LOC SunTrust Banks, Inc., VRDN (b)	5,800,000	5,800,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 1.9%, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
Palm Beach County Health Facilities Auth. Health Facilities Rev. (Bethesda Health Care Sys. Proj.) Series 2001, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 1.9%, LOC Bank of America NA, VRDN (b)	$ 3,300,000	$ 3,300,000
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 1.85%, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Pinellas County Health Facilities Auth. Rev. (Bayfront Hosp. Proj.) Series 2004, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	3,190,000	3,190,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 2.14% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,335,000	2,335,000
		99,995,000
Georgia - 5.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 2.45%, LOC Bank of America NA, VRDN (b)	1,220,000	1,220,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1997, 2.45%, VRDN (b)	6,380,000	6,380,000
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) Series 1995, 1.85%, LOC SunTrust Banks, Inc., VRDN (b)	2,700,000	2,700,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 1.9%, LOC Freddie Mac, VRDN (b)	2,265,000	2,265,000
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) Series 2001, 1.85%, LOC SunTrust Banks, Inc., VRDN (b)	2,350,000	2,350,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 1.88% (Liquidity Facility Wells Fargo & Co.) (b)(c)	2,830,000	2,830,000
Series PZ 271, 1.86% (Liquidity Facility Wells Fargo & Co.) (b)(c)	6,760,000	6,760,000
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 1.92%, LOC Wachovia Bank NA Charlotte, LOC JPMorgan Chase Bank, VRDN (b)	2,750,000	2,750,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 2.5%, VRDN (b)	7,500,000	7,500,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) Series 2000, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	7,500,000	7,500,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, 1.9%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	9,320,000	9,320,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 2%, LOC Fannie Mae, VRDN (b)	4,300,000	4,300,000
		55,875,000
Municipal Securities - continued
	Principal Amount	Value
Idaho - 1.1%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) Series 2005, 2.8% (FSA Insured), VRDN (b)	$ 11,700,000	$ 11,700,000
Illinois - 3.5%
Cook County Gen. Oblig. Series 2004 E, 1.9% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	5,900,000	5,900,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 1.85%, LOC Harris NA, VRDN (b)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 1.85%, LOC JPMorgan Chase Bank, VRDN (b)	1,370,000	1,370,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 1.8%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,700,000	2,700,000
Illinois Gen. Oblig.:
Participating VRDN:
Series Putters 605, 2.19% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,995,000	2,995,000
Series Putters 687, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,995,000	2,995,000
Series 2003 B, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	1,000,000	1,000,000
Illinois Health Facilities Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2001, 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 1.87%, LOC Bank of America NA, VRDN (b)	1,400,000	1,400,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R 4542, 1.79% (Liquidity Facility Citigroup, Inc.) (b)(c)	4,895,000	4,895,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	7,645,000	7,645,000
		35,800,000
Indiana - 0.2%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 1.9%, LOC Bank of America NA, VRDN (b)	2,100,000	2,100,000
Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 2.45%, LOC KBC Bank NV, VRDN (b)	3,400,000	3,400,000
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Series 2002 C3, 1.79% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.4%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 1.82%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 1,800,000	$ 1,800,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 1.9%, LOC Freddie Mac, VRDN (b)	1,800,000	1,800,000
		3,600,000
Louisiana - 0.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 1.9%, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 2.6%, VRDN (b)	1,800,000	1,800,000
		7,400,000
Maryland - 3.1%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 1.9%, LOC Fannie Mae, VRDN (b)	2,700,000	2,700,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 1.75%, VRDN (b)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 D, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	5,100,000	5,100,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 2.45%, LOC Bank of America NA, VRDN (b)	5,910,000	5,910,000
(Villa Julie College, Inc. Proj.) Series 2005, 1.85%, LOC Bank of America NA, VRDN (b)	1,100,000	1,100,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 1.9%, LOC Bank of America NA, VRDN (b)	3,740,000	3,740,000
Montgomery County Gen. Oblig.:
Series 2006 A, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,765,000	3,765,000
Series 2006 B, 2.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,500,000	5,500,000
		32,315,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 3.7%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U6A, 2.55%, LOC Bank of America NA, VRDN (b)	$ 33,900,000	$ 33,900,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Massachusetts Institute of Technology Proj.) Series 2001 J1, 1.9%, VRDN (b)	4,530,000	4,530,000
		38,430,000
Michigan - 2.4%
Detroit Swr. Disp. Rev. Series B, 2.6% (FSA Insured), VRDN (b)	11,995,000	11,995,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series ROC II R 11172, 2.19% (Liquidity Facility Citibank NA) (b)(c)	7,555,000	7,555,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 2.21% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	2,440,000	2,440,000
Michigan Gen. Oblig. Participating VRDN Series PT 3760, 1.85% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	1,365,000	1,365,000
Michigan Strategic Fund Ltd. Oblig. Rev. (YMCA Metropolitan Lansing Proj.) Series 2002, 1.85%, LOC LaSalle Bank Midwest NA, VRDN (b)	1,300,000	1,300,000
		24,655,000
Minnesota - 0.2%
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.89% (Liquidity Facility Morgan Stanley) (b)(c)	2,400,000	2,400,000
Mississippi - 2.4%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 2.55%, VRDN (b)	7,000,000	7,000,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 2.45%, VRDN (b)	17,380,000	17,380,000
		24,380,000
Missouri - 3.5%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 2.45%, VRDN (b)	7,900,000	7,900,000
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 1.8%, LOC Bank of America NA, VRDN (b)	1,650,000	1,650,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series BBT 08 39, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	2,070,000	2,070,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 C1, 2.6% (FSA Insured), VRDN (b)	$ 20,500,000	$ 20,500,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series B, 2.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,595,000	3,595,000
		35,715,000
Nebraska - 0.2%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 2.3%, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Nevada - 2.3%
Clark County School District Participating VRDN Series PZ 174, 1.86% (Liquidity Facility Wells Fargo & Co.) (b)(c)	2,000,000	2,000,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 C, 2.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	20,000,000	20,000,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 2.35% (Liquidity Facility Societe Generale) (b)(c)	2,100,000	2,100,000
		24,100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 2.45%, LOC TD Banknorth, N.A., VRDN (b)	2,000,000	2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.9%, LOC Bank of America NA, VRDN (b)	1,320,000	1,320,000
		3,320,000
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Putters 2199, 2.19% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,415,000	1,415,000
New York - 10.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 2.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	7,900,000	7,900,000
New York City Gen. Oblig.:
Series 1993 E5, 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,200,000	1,200,000
Series 1994 E3, 2.35%, LOC WestLB AG, VRDN (b)	10,100,000	10,100,000
Series 2004 H1, 2.25%, LOC Bank of New York, New York, VRDN (b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I5, 2.45%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	$ 5,200,000	$ 5,200,000
Series 2008 J5, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	4,980,000	4,980,000
Series 2008 J6, 2.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series MS 06 1470, 1.82% (Liquidity Facility Morgan Stanley) (b)(c)	2,000,000	2,000,000
Series 2005 AA2, 2.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	6,100,000	6,100,000
Series 2006 AA1, 2.45% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,800,000	5,800,000
Series 2008 B1, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,700,000	7,700,000
Series 2008 BB3, 2.45% (Liquidity Facility Fortis Banque SA), VRDN (b)	19,925,000	19,925,000
New York Local Govt. Assistance Corp. Series 1994 B, 1.73%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	13,000,000	13,000,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)	13,685,000	13,685,000
		106,590,000
North Carolina - 2.3%
Charlotte Gen. Oblig. Series 2007, 1.85% (Liquidity Facility KBC Bank NV), VRDN (b)	2,525,000	2,525,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series C, 2.45% (Liquidity Facility Bank of America NA), VRDN (b)	10,745,000	10,745,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 1.8% (Liquidity Facility Citibank NA) (b)(c)	2,900,000	2,900,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 1.86% (Liquidity Facility Citigroup, Inc.) (b)(c)	1,400,000	1,400,000
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 2.45%, LOC Bank of America NA, VRDN (b)	3,440,000	3,440,000
Wake County Gen. Oblig. Series 2004 A, 1.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,000,000	3,000,000
		24,010,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 4.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 2.35%, LOC Bank of America NA, VRDN (b)	$ 2,950,000	$ 2,950,000
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 1.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000,000	2,000,000
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 1.95% (FSA Insured), VRDN (b)	3,200,000	3,200,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.6%, LOC KeyBank NA, VRDN (b)	18,500,000	18,500,000
Lucas County Health Care Facilities Rev. (Sunset Retirement Cmnty. Proj.) Series 2000 B, 1.88%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,250,000	2,250,000
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Generation Corp. Proj.) Series B, 2.35%, LOC Bank of America NA, VRDN (b)	4,000,000	4,000,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj.) Series 1995, 2.4%, VRDN (b)	1,100,000	1,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 2.45%, LOC Barclays Bank PLC, VRDN (b)	11,500,000	11,500,000
		45,500,000
Oklahoma - 0.8%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) Series 2002 A, 2.6%, LOC BNP Paribas SA, VRDN (b)	8,000,000	8,000,000
Oregon - 0.1%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 1.9%, LOC Bank of America NA, VRDN (b)	1,150,000	1,150,000
Pennsylvania - 3.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.87%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,150,000	2,150,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,740,000	2,740,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 1.89%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900,000	900,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 1.77%, LOC Barclays Bank PLC, VRDN (b)	2,300,000	2,300,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 1.79% (Liquidity Facility Citibank NA) (b)(c)	3,430,000	3,430,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(c)	$ 1,885,000	$ 1,885,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 C, 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,500,000	2,500,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Services Proj.) Series 2003, 2.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	22,330,000	22,330,000
Philadelphia School District Series 2008 A1, 1.9%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		39,235,000
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 1.5%, VRDN (b)	9,755,000	9,755,000
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 2.5% (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,975,000	2,975,000
		12,730,000
Tennessee - 4.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 2.42%, LOC SunTrust Banks, Inc., VRDN (b)	5,000,000	5,000,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 2.45%, LOC Bank of America NA, VRDN (b)	4,945,000	4,945,000
Series 2003, 2.45%, LOC Bank of America NA, VRDN (b)	9,635,000	9,635,000
Series 2004, 2.45%, LOC Bank of America NA, VRDN (b)	8,135,000	8,135,000
Series 2005, 2.45%, LOC Bank of America NA, VRDN (b)	10,200,000	10,200,000
Franklin Health & Edl. Facilities Board Rev. (Battle Ground Academy Proj.) Series 2002, 1.85%, LOC SunTrust Banks, Inc., VRDN (b)	1,075,000	1,075,000
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) Series 2006, 1.9%, LOC Regions Bank of Alabama, VRDN (b)	3,750,000	3,750,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 1.9%, LOC Freddie Mac, VRDN (b)	3,000,000	3,000,000
		45,740,000
Texas - 10.4%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 1.88% (Liquidity Facility Wells Fargo & Co.) (b)(c)	4,880,000	4,880,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 2.35% (Liquidity Facility Societe Generale) (b)(c)	$ 200,000	$ 200,000
Frisco Independent School District Participating VRDN Series Putters 476, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,385,000	1,385,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1992, 2.5%, VRDN (b)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 E, 2.35%, LOC Regions Bank of Alabama, VRDN (b)	8,250,000	8,250,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (b)	1,900,000	1,900,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 2.35% (FSA Insured), VRDN (b)	5,300,000	5,300,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 2.3%, VRDN (b)	16,100,000	16,100,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 2.14% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	3,270,000	3,270,000
Keller Independent School District Participating VRDN Series Putters 2616, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,550,000	3,550,000
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) Series A, 2.43%, LOC Allied Irish Banks PLC, VRDN (b)	24,955,000	24,955,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	3,195,000	3,195,000
Northside Independent School District Participating VRDN Series LB 05 K17, 2.53% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	5,585,000	5,585,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Merlots 01 A10, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(c)	1,755,000	1,755,000
San Antonio Gen. Oblig. Participating VRDN Series Merlots 07 D71, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(c)	4,295,000	4,295,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,975,000	1,975,000
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 82, 1.78% (Liquidity Facility Bayerische Landesbank) (b)(c)	14,450,000	14,450,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Participating VRDN: - continued
Series Putters 2491, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$ 1,525,000	$ 1,525,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 1.79% (Liquidity Facility Citibank NA) (b)(c)	3,700,000	3,700,000
		107,270,000
Utah - 6.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 1.85%, LOC BNP Paribas SA, VRDN (b)	7,800,000	7,800,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.):
Series A, 2.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,335,000	9,335,000
Series B, 2.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,050,000	2,050,000
Utah Transit Auth. Sales Tax Rev.:
Participating VRDN Series MS 1197, 1.89% (Liquidity Facility Morgan Stanley) (b)(c)	14,820,000	14,820,000
Series B, 2.45%, LOC Fortis Banque SA, VRDN (b)	24,600,000	24,600,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 2.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,525,000	12,525,000
		71,130,000
Virginia - 2.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 E, 1.75%, VRDN (b)	7,900,000	7,900,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 12180, 1.97% (Liquidity Facility Bank of New York, New York) (b)(c)	5,800,000	5,800,000
Virginia Beach Ind. Dev. Auth. Rev. (LifeNet Proj.) Series 2004, 1.85%, LOC SunTrust Banks, Inc., VRDN (b)	2,090,000	2,090,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 2.43%, LOC Branch Banking & Trust Co., VRDN (b)	1,100,000	1,100,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 2.43%, LOC Branch Banking & Trust Co., VRDN (b)	4,750,000	4,750,000
		21,640,000
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	6,220,000	6,220,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 1.85%, LOC Bank of America NA, VRDN (b)	$ 1,115,000	$ 1,115,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 2.35% (Liquidity Facility Societe Generale) (b)(c)	1,555,000	1,555,000
Seattle Wtr. Sys. Rev. Series 2002 A, 1.83%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,000,000	2,000,000
Washington Gen. Oblig. Participating VRDN Series Putters 509, 2.19% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,000,000	3,000,000
Washington Health Care Facilities Auth. Rev. (Empire Health Services Proj.) Series 2003, 1.88%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,020,000	2,020,000
		15,910,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 2.45%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	1,400,000	1,400,000
Wyoming - 0.6%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 B, 2.55%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	6,700,000	6,700,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,029,320,000)		1,029,320,000
NET OTHER ASSETS - 0.6%		6,721,215
NET ASSETS - 100%		$ 1,036,041,215
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,029,320,000	$ -	$ 1,029,320,000	$ -
Income Tax Information
At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,029,320,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008